Inventories	12 Months Ended
Dec. 31, 2025
Classes of current inventories [abstract]
Inventories	Inventories

	2025	2024
	US$'000	US$'000
		(Recast)
Raw materials and stores	18,734	8,915
Work in progress	9,789	8,598
Finished goods	25,413	8,686
Provision for obsolescence	(16,856)	(2,579)
Total inventories	37,080	23,620
The amount of inventory recognized as an expense during the year was $142,002,000 (2024: $23,875,000, 2023:
$13,939,000).
Clinical inventory and inventory manufactured as part of the TLX250-Px (Zircaix)[1] commercial manufacturing process qualification and validation has been capitalized as work in progress, with a corresponding provision for obsolescence recognized. This is on the basis that, prior to regulatory approval, the Group has not demonstrated that the batches produced can be sold commercially.